Changes in Capital Accounts, Preferred Stock (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Class $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2021 shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Payment of dividends on preferred shares | $	$ 915	$ 917
Common Stock [Member]
Preferred Stock [Abstract]
Series C preferred shares converted to common shares (in shares)		82,482
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, shares issued (in shares)	50,726		50,726
Preferred stock, shares outstanding (in shares)	50,726		50,726
Liquidation preference | $	$ 1,268		$ 1,268
Dividend rate percentage	4.00%
Number of trading days used to calculate volume-weighted average price of common stock	10 days
Conversion price per share (in dollars per share) | $ / shares	$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares	$ 25
Preferred stock, redemption period	15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25
Payment of dividends on preferred shares | $	$ 26	$ 26
Dividends paid per share (in dollars per share) | $ / shares	$ 0.5	$ 0.5
Accrued dividends payable | $	$ 2		$ 2
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	0		0
Series B Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	0		0
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,587,314
Preferred stock, shares issued (in shares)	1,423,912		1,423,912
Preferred stock, shares outstanding (in shares)	1,423,912		1,423,912
Liquidation preference | $	$ 35,598		$ 35,598
Dividend rate percentage	5.00%
Number of trading days used to calculate volume-weighted average price of common stock	10 days
Conversion price per share (in dollars per share) | $ / shares	$ 0.5
Number of shares issued upon conversion (in shares)				2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares	$ 25
Preferred stock, redemption period	15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25
Series C preferred shares converted to common shares (in shares)		4,460
Payment of dividends on preferred shares | $	$ 889	$ 889
Dividends paid per share (in dollars per share) | $ / shares	$ 0.625	$ 0.625
Accrued dividends payable | $	$ 79		$ 84
Multiplier used to determine number of votes	10
Number of voting classes | Class	1
Period after date of original issuance that shares can be converted to common shares	6 months
Maximum percentage of authorized preferred shares outstanding for mandatory conversion	25.00%
Percentage of common stock conversion price	130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock	25.00%
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares	$ 0.5
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	1,314,792		1,314,792
Payment of dividends on preferred shares | $	$ 822	$ 822
Accrued dividends payable | $	$ 68		$ 68
Series C Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	56,342		56,342